POST-EMPLOYMENT BENEFIT - Summary of Changes in Discount Rate (Detail) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Health Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	R$ (21,878)
Discount rate, decrease	24,079
Defined benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, increase	(624,936)
Discount rate, decrease	R$ 674,988